Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Sales of goods and services	$ 686,644	$ 435,558	$ 243,230
Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	222,472	132,073	76,082
Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	141,511	97,093	59,230
Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	114,022	80,433	40,070
Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	14,703	3,477	1,190
Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	44,075	25,999	11,233
Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	14,525	8,928	5,956
Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	14,643	12,542	6,287
Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	7,040	3,354	5,717
Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	21,742	16,239	8,437
Fertilizers [member]
Disclosure of revenue [line items]
Sales of goods and services	7,877	4,231	2,011
Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	19,612	7,917	6,542
Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	4,429	4,129	3,014
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	4,819	3,381	2,362
Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	3,555	1,344	1,007
Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	13,695	5,551	879
Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	5,625	3,999	1,148
Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	6,013	6,139	1,697
LNG Regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	2,731	3,359	2,731
Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	23,555	15,370	7,637
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	2,087	3,181	774
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	2,087	3,181	774
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	537,791	336,569	195,235
Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	222,472	132,073	76,082
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	141,511	97,093	59,230
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	1,521	1,000	655
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	14,703	3,477	1,190
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	44,075	25,999	11,233
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	14,525	8,928	5,956
Downstream [member] | Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	14,643	12,542	6,287
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	7,040	3,354	5,717
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	21,742	16,239	8,437
Downstream [member] | Fertilizers [member]
Disclosure of revenue [line items]
Sales of goods and services	7,877	4,231	2,011
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	19,612	7,917	6,542
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	4,429	4,129	3,014
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	4,819	3,381	2,362
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	5,625	3,999	1,148
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	6,013	6,139	1,697
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	7,184	6,068	3,674
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	125,853	86,883	44,408
Gas and power [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	112,501	79,433	39,415
Gas and power [member] | LNG Regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	2,731	3,359	2,731
Gas and power [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	10,621	4,091	2,262
Corporation and others [member]
Disclosure of revenue [line items]
Sales of goods and services	20,913	8,925	2,813
Corporation and others [member] | Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	3,555	1,344	1,007
Corporation and others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	13,695	5,551	879
Corporation and others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 3,663	$ 2,030	$ 927